Finance debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 10,487	$ 9,329	[1]
Carrying amount | Within one year | Long-Term Borrowings, Excluding Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Current finance debt	8,166	7,175
Carrying amount | Within one year | Commercial Papers
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 2,279	$ 2,040
Fixed rate debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	4.00%
Fixed rate debt | Weighted average | Other currencies
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%	5.00%
Weighted average time for which rate is fixed Years	10 years	5 years
Fixed rate debt | Weighted average | Previously stated [member] | Other currencies
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%
Weighted average time for which rate is fixed Years		18 years
Adjustment on adoption of IFRS 16 [Member] | Obligations Under Finance Leases [Member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities		$ 667

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.